INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income (loss) before income taxes	¥ (328,508)	$ (50,491)	¥ (206,195)	¥ (282,240)
Income tax computed at applicable tax rates (25%)	(82,127)	(12,623)	(51,549)	(70,560)
Effect of different tax rates in different jurisdictions	693	107	4,743	1,206
Non-deductible expenses	87,632	13,468	54,588	47,324
Effect of tax rate changes	0	0	(1,841)	(24,125)
Change in valuation allowance	0	0	(5,144)	88,661
Changes in interest and penalties on unrecognized tax benefits	5,098	784	3,105	3,920
Effect of EIT reversal for previous years	(19,704)	(3,028)	2,760	(2,099)
Research and development super-deduction	(1,364)	(210)	(2,947)	(2,363)
Others	(2,594)	(399)	(658)	5
Income tax expense (benefit)	¥ (12,366)	$ (1,901)	¥ 3,057	¥ 41,969